CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 441,702	$ 286,749	$ 897,571	$ 1,277,713
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 15,116	$ 19,334